CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Share premium	Other capital reserves	Cash flow hedge reserve	Foreign currency translation reserve	Investments at fair value through other comprehensive income reserve	Retained earnings (accumulated deficit)
Beginning Balance at Jun. 30, 2015	$ 190,054	$ 18,461	$ 5,744	$ 146,794	$ 0	$ 4,153	$ 0	$ 14,902
Net income (loss)	4,373							4,373
Other comprehensive income (loss), net of tax	546					(4)	550
Total comprehensive income (loss)	4,919					(4)	550	4,373
Changes in equity [abstract]
Issuance of ordinary shares upon initial public offering, net of offering costs	431,473	2,200	429,273
Issuance of ordinary shares upon exercise of share options	6,732	633	6,099
Vesting of early exercised shares	653	35	618
Issuance of ordinary shares for settlement of restricted share units (RSUs)	0	291		(291)
Shares withheld related to net share settlement of RSUs	(5,395)			(5,395)
Share-based payment	75,480			75,480
Tax benefit from share plans	27,747			27,747
Increase (decrease) in equity	536,690	3,159	435,990	97,541
Ending Balance at Jun. 30, 2016	731,663	21,620	441,734	244,335	0	4,149	550	19,275
Net income (loss)	(42,504)							(42,504)
Other comprehensive income (loss), net of tax	1,547				2,215	140	(808)
Total comprehensive income (loss)	(40,957)				2,215	140	(808)	(42,504)
Changes in equity [abstract]
Issuance of ordinary shares upon exercise of share options	9,498	640	8,858
Vesting of early exercised shares	382	15	367
Issuance of ordinary shares for settlement of restricted share units (RSUs)	0	451		(451)
Share-based payment	137,458			137,458
Replacement equity awards related to business combination	20,193			20,193
Tax benefit from share plans	35,811			35,811
Increase (decrease) in equity	203,342	1,106	9,225	193,011
Ending Balance at Jun. 30, 2017	894,048	22,726	450,959	437,346	2,215	4,289	(258)	(23,229)
Net income (loss)	(119,341)							(119,341)
Other comprehensive income (loss), net of tax	(6,307)				(5,839)	118	(586)
Total comprehensive income (loss)	(125,648)				(5,839)	118	(586)	(119,341)
Changes in equity [abstract]
Issuance of ordinary shares upon exercise of share options	4,004	243	3,761
Vesting of early exercised shares	83	37	46
Issuance of ordinary shares for settlement of restricted share units (RSUs)	0	525		(525)
Share-based payment	162,873			162,873
Tax benefit from share plans	140			140
Reduction in deferred tax assets	(42,734)			(42,734)
Increase (decrease) in equity	124,366	805	3,807	119,754
Ending Balance at Jun. 30, 2018	$ 892,766	$ 23,531	$ 454,766	$ 557,100	$ (3,624)	$ 4,407	$ (844)	$ (142,570)